ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2014	2015
	US$	US$
VAT and other tax payables	1,913,361	2,825,427
Accrued payroll and employee benefits	4,389,540	5,758,853
Others	2,136,509	3,710,193

Total	8,439,410	12,294,473